UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08059

Cohen & Steers Global Realty Shares, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2015

Item 1. Schedule of Investments

COHEN & STEERS GLOBAL REALTY SHARES, INC.

SCHEDULE OF INVESTMENTS

September 30, 2015 (Unaudited)

	Number of Shares	Value
COMMON STOCK 100.0%
AUSTRALIA 5.1%
REAL ESTATE
DIVERSIFIED 0.0%
BGP Holdings PLC (EUR)(a),(b),(c)	4,151,319	$0
RETAIL 5.1%
Federation Centres(a)	3,410,169	6,585,177
Scentre Group(a)	2,709,845	7,458,305
Westfield Corp.(a)	1,053,496	7,413,134
		21,456,616
TOTAL AUSTRALIA		21,456,616
BERMUDA 0.8%
REAL ESTATE—HOTEL
Belmond Ltd., Class A (USD)(c)	333,028	3,366,913
FRANCE 5.1%
REAL ESTATE
DIVERSIFIED 1.3%
Fonciere des Regions(a)	61,036	5,322,018
RETAIL 3.8%
Klepierre(a)	356,375	16,151,743
TOTAL FRANCE		21,473,761
GERMANY 2.8%
REAL ESTATE
OFFICE 0.8%
Alstria Office REIT AG(a),(c)	246,081	3,202,702
RESIDENTIAL 2.0%
Deutsche Wohnen AG(a)	319,148	8,535,435
TOTAL GERMANY		11,738,137
HONG KONG 8.3%
REAL ESTATE
DIVERSIFIED 4.9%
Cheung Kong Property Holdings Ltd.(a)	557,500	4,084,422
Henderson Land Development Co., Ltd.(a)	216,000	1,294,414
New World Development Co., Ltd.(a)	6,276,851	6,104,778
Sun Hung Kai Properties Ltd.(a)	720,158	9,393,245
		20,876,859

	Number of Shares	Value
OFFICE 1.7%
Hongkong Land Holdings Ltd. (USD)(a)	1,059,543	$7,016,080
RETAIL 1.7%
Link REIT(a)	1,326,500	7,285,763
TOTAL HONG KONG		35,178,702
ITALY 1.0%
REAL ESTATE—DIVERSIFIED
Beni Stabili S.p.A. (USD)(a)	5,597,080	4,348,215
JAPAN 10.4%
REAL ESTATE
DIVERSIFIED 6.3%
Mitsubishi Estate Co., Ltd.(a)	387,000	7,905,444
Mitsui Fudosan Co., Ltd.(a)	461,877	12,660,684
Mori Hills REIT Investment Corp.(a)	2,951	3,473,614
Nomura Real Estate Master Fund.(a)	2,225	2,812,534
		26,852,276
INDUSTRIALS 0.6%
GLP J-REIT(a)	2,704	2,587,253
OFFICE 1.5%
Hulic REIT(a)	4,783	6,316,727
RETAIL 2.0%
AEON Mall Co., Ltd.(a)	200,800	3,084,554
Japan Retail Fund Investment Corp.(a)	2,806	5,429,213
		8,513,767
TOTAL JAPAN		44,270,023
NETHERLANDS 4.0%
REAL ESTATE
DIVERSIFIED 1.0%
Nieuwe Steen Investments NV(a)	1,049,274	4,068,449
RETAIL 3.0%
Wereldhave NV(a)	222,037	12,816,294
TOTAL NETHERLANDS		16,884,743

	Number of Shares	Value
SINGAPORE 1.8%
REAL ESTATE
DIVERSIFIED 0.9%
Capitaland Ltd.(a)	2,063,600	$3,896,527
INDUSTRIALS 0.9%
Global Logistic Properties Ltd.(a)	2,472,577	3,554,840
TOTAL SINGAPORE		7,451,367
SPAIN 0.9%
REAL ESTATE—DIVERSIFIED
Hispania Activos Inmobiliarios SA(a),(c)	215,485	2,996,934
Lar Espana Real Estate Socimi SA	91,364	872,871
TOTAL SPAIN		3,869,805
UNITED KINGDOM 5.8%
REAL ESTATE
DIVERSIFIED 2.0%
Land Securities Group PLC(a)	441,956	8,425,419
OFFICE 0.7%
Derwent London PLC(a)	58,413	3,219,767
RETAIL 2.0%
Hammerson PLC(a)	882,703	8,335,064
SELF STORAGE 1.1%
Big Yellow Group PLC(a)	430,081	4,714,835
TOTAL UNITED KINGDOM		24,695,085
UNITED STATES 54.0%
REAL ESTATE
DIVERSIFIED 4.2%
Gramercy Property Trust	198,307	4,118,837
Vornado Realty Trust	149,962	13,559,564
		17,678,401
HEALTH CARE 6.2%
HCP	108,638	4,046,766
Omega Healthcare Investors	306,670	10,779,450
Welltower	169,160	11,455,515
		26,281,731
HOTEL 2.3%
Extended Stay America	34,099	572,181
Host Hotels & Resorts	380,467	6,015,184

	Number of Shares	Value
Sunstone Hotel Investors	238,096	$3,150,010
		9,737,375
OFFICE 6.9%
BioMed Realty Trust	276,591	5,526,288
Douglas Emmett	155,213	4,457,718
Empire State Realty Trust, Class A	201,190	3,426,266
Kilroy Realty Corp.	80,888	5,270,662
SL Green Realty Corp.	99,289	10,739,098
		29,420,032
RESIDENTIAL 13.5%
APARTMENT 11.7%
Apartment Investment & Management Co.	282,059	10,441,824
Education Realty Trust	132,546	4,367,391
Equity Residential	223,153	16,763,253
Mid-America Apartment Communities	53,694	4,395,928
Starwood Waypoint Residential Trust	122,844	2,927,373
UDR	311,280	10,732,934
		49,628,703
MANUFACTURED HOME 1.8%
Sun Communities	113,019	7,658,167
TOTAL RESIDENTIAL		57,286,870
SELF STORAGE 6.1%
Extra Space Storage	154,288	11,904,862
Public Storage	65,283	13,815,841
		25,720,703
SHOPPING CENTERS 13.1%
COMMUNITY CENTER 4.7%
DDR Corp.	582,087	8,952,498
Regency Centers Corp.	178,576	11,098,498
		20,050,996
FREE STANDING 1.0%
Spirit Realty Capital	460,370	4,207,782
REGIONAL MALL 7.4%
Macerich Co. (The)	49,947	3,836,929

		Number of Shares	Value
Simon Property Group		150,191	$27,593,090
			31,430,019
TOTAL SHOPPING CENTERS			55,688,797
SPECIALTY 1.7%
CyrusOne		112,283	3,667,163
QTS Realty Trust, Class A		85,334	3,728,242
			7,395,405
TOTAL UNITED STATES			229,209,314
TOTAL INVESTMENTS (Identified cost—$399,519,823)	100.0%		423,942,681
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		143,433
NET ASSETS	100.0%		$424,086,114

Glossary of Portfolio Abbreviations

EUR	Euro Currency
REIT	Real Estate Investment Trust
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)    Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 44.9% of the net assets of the Fund, 44.3% of which have been fair valued pursuant to foreign equity fair value pricing procedures approved by the Board of Directors.

(b)    Illiquid security. Aggregate holdings equal 0.0% of the net assets of the Fund.

(c)     Non-income producing security.

Sector Summary	% of Net Assets
Diversified	22.5
Retail	17.6
Residential	15.5
Shopping Centers	13.1
Office	11.6
Self Storage	7.2
Health Care	6.2
Hotel	3.1
Specialty	1.7
Industrials	1.5
100.0

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined.  If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•                  Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of September 30, 2015, there were $6,412,893 of securities transferred between Level 1 and Level 2, which resulted from the Fund utilizing foreign equity fair value pricing procedures as of September 30, 2015.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

The following is a summary of the inputs used as of September 30, 2015 in valuing the Fund’s investments carried at value:

		Quoted Prices In Active Markets for Identical Investments	Other Significant Observable Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Common Stock:
Australia	$21,456,616	$—	$21,456,616	$—	(a)
Bermuda	3,366,913	3,366,913	—	—
Japan	44,270,023		41,457,489	2,812,534	(b)
Spain	3,869,805	872,871	2,996,934	—
United States	229,209,314	229,209,314	—	—
Other Countries	121,770,010		121,770,010	—
Total Investments(c)	$423,942,681	$233,449,098	$187,681,049	$2,812,534

(a)    BGP Holdings PLC was acquired via a spinoff and has been fair valued, by the Valuation Committee, at zero pursuant to the Fund’s fair value procedures and classified as a Level 3 security.

(b)    Fair valued, pursuant to the Fund’s fair value procedures utilizing significant unobservable inputs and assumptions. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(c)     Portfolio holdings are disclosed individually on the Schedule of Investments.

Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock- Japan
Balance as of December 31, 2014	$—
Transfers in to Level 3(a)	2,812,534
Balance as of September 30, 2015	$2,812,534

(a)    As of December 31, 2014, the Fund used significant observable inputs in determining the value of certain investments. As of September 30, 2015, the Fund used significant unobservable inputs in determining the value of the same investments.

The change in unrealized depreciation attributable to securities owned on September 30, 2015 which were valued using significant unobservable inputs (Level 3) amounted to $(109,092).

The following table summarizes the quantitative inputs and assumptions used for investments categorized in Level 3 of the fair value hierarchy.

Cohen & Steers Global Realty Shares, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

	Fair Value at September 30, 2015	Valuation Technique	Unobservable Inputs	Input Values
Common Stock:
Japan	$2,812,534	Market Approach	Last Traded Price Market Index Adjustment	152,800 JPY -0.76%

The significant unobservable inputs utilized in the fair value measurement of the Fund’s Level 3 equity investments in Common Stock—Japan is the last traded price and market index adjustment. Significant changes in these inputs may result in a materially higher or lower fair value measurement.

Note 2.  Income Tax Information

As of September 30, 2015, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$399,519,823
Gross unrealized appreciation	$44,871,588
Gross unrealized depreciation	(20,448,730)
Net unrealized appreciation	$24,422,858

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS GLOBAL REALTY SHARES, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2015